Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	£ (13,833)	£ (13,281)
Adjustments for:
Income tax credit	(2,577)	(1,679)
Amortization and depreciation	272	288
Movement in provisions	0	(1,109)
Finance income	(211)	(465)
Interest expense on lease liabilities	10	16
Share-based payments	1,292	2,195
Net foreign exchange (gains) losses	(112)	1,285
Cash flows from (used in) operations before changes in working capital	(15,159)	(12,750)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	625	1,288
Increase (decrease) in trade payables	2,734	(124)
Increase (decrease) in payroll taxes, social security and accrued expenditure	725	(4,598)
Movements in working capital	4,084	(3,434)
Cash used in operations	(11,075)	(16,184)
Net income tax received (paid)	4,015	(2)
Net cash used in operating activities	(7,060)	(16,186)
Cash flows from investing activities
Interest received	218	482
Payments for property, plant and equipment	(3)	(5)
Payments for intangible assets	(176)	(291)
Net cash from investing activities	39	186
Cash flows from financing activities
Payments for lease liabilities	(127)	(84)
Proceeds from issue of share capital – exercise of share options	3	1
Proceeds from issue of share capital	1,492	11
Share issue expenses	(45)	(2)
Net cash from (used in) financing activities	1,323	(74)
Net decrease in cash and cash equivalents	(5,698)	(16,074)
Cash and cash equivalents at beginning of period	17,225	41,912
Effect of exchange rate changes on cash and cash equivalents	112	(1,194)
Cash and cash equivalents at end of period	£ 11,639	£ 24,644